ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Accounting policies	ACCOUNTING POLICIES
Basis of accounting
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2021, filed with the Securities and Exchange Commission (the "SEC") on March 17, 2022.

The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F.
Out-of-period adjustment
In the six months ended June 30, 2022, we recorded an out-of-period adjustment to prospectively correct prior period accounting errors of $1.0 million and $1.9 million relating to the overstatement of our technical ship management fees within vessel operating expenses for the years ended December 31, 2020 and 2021, respectively. As a result of the adjustment, in the six months ended June 30, 2022, we recorded a decrease in our vessel operating expense and a decrease to our other current liabilities of $2.9 million. In the six months ended June 30, 2022, this adjustment increased the Company's net income by $2.9 million. We evaluated the errors for years ended December 31, 2020 and 2021 and concluded that the accounting errors were not material to the previously issued financial statements. We also evaluated the materiality of the impacts of the out-of-period adjustment required to correct the accounting errors and concluded that it was not material to the estimated income for the full fiscal year ending December 31, 2022 or its effect on the trend in earnings.

Significant accounting policies
The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Company’s annual financial statements for the year ended December 31, 2021.